Label	Element	Value
PAX WORLD BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000076721_SupplementTextBlock	Pax World Funds Series Trust I Pax World Balanced Fund Supplement Dated January 2, 2015 to the Prospectus Dated June 4, 2014 Effective January 2, 2015, the Prospectus is amended, as follows: Page 7
Risk/Return [Heading]	rr_RiskReturnHeading	PAX WORLD BALANCED FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The third paragraph under Principal Investment Strategies is replaced in its entirety with the following:

With respect to the equity portion of its portfolio, the Balanced Fund’s portfolio managers seek to manage a high conviction, core growth portfolio of primarily large cap securities with a smaller allocation to core, mid- and small-cap securities of high quality, attractively valued companies.  The portfolio managers utilize investment processes combining fundamental analysis with a focus on valuation and volatility reduction.